Other asset (Tables)	12 Months Ended
Nov. 30, 2019
Text block [abstract]
Summary of other asset

Cost
Balance as at November 30, 2018 and 2019	$19,530

Accumulated amortization
Balance as at November 30, 2017	$-
Amortization	2,442

Balance as at November 30, 2018	$2,442
Amortization	4,884

Balance as at November 30, 2019	$7,326

Net carrying amount s
November 30, 2019	$12,204

November 30, 2018	$17,088

December 1, 2017	$-